SCHEDULE OF STOCK OPTIONS OUTSTANDING AND EXERCISABLE (Details)	9 Months Ended	12 Months Ended
	Sep. 30, 2025 shares $ / shares	Dec. 31, 2024 shares	Dec. 31, 2023 shares
IfrsStatementLineItems [Line Items]
Weighted average remaining contractual life of outstanding share options	4 years 7 months 2 days	4 years 7 months 6 days
Number of Options Outstanding	23,858	31,604	35,954
Incentive share compensation plan [member]
IfrsStatementLineItems [Line Items]
Number of Options Outstanding	23,858
Number of Options Exercisable	23,458
Exercise price one [member] | Incentive share compensation plan [member]
IfrsStatementLineItems [Line Items]
Grant Date	Oct. 30, 2019
Expiry Date	Oct. 30, 2029
Exercise Price | $ / shares	$ 62.50
Weighted average remaining contractual life of outstanding share options	4 years 29 days
Number of Options Outstanding	10,464
Number of Options Exercisable	10,464
Exercise price two [member] | Incentive share compensation plan [member]
IfrsStatementLineItems [Line Items]
Grant Date	Apr. 30, 2020
Expiry Date	Apr. 30, 2030
Exercise Price | $ / shares	$ 62.50
Weighted average remaining contractual life of outstanding share options	4 years 6 months 29 days
Number of Options Outstanding	240
Number of Options Exercisable	240
Exercise price three [member] | Incentive share compensation plan [member]
IfrsStatementLineItems [Line Items]
Grant Date	Apr. 30, 2020
Expiry Date	Apr. 30, 2030
Exercise Price | $ / shares	$ 96.25
Weighted average remaining contractual life of outstanding share options	4 years 6 months 29 days
Number of Options Outstanding	4,400
Number of Options Exercisable	4,400
Exercise price four [member] | Incentive share compensation plan [member]
IfrsStatementLineItems [Line Items]
Grant Date	Nov. 24, 2020
Expiry Date	Nov. 24, 2030
Exercise Price | $ / shares	$ 62.50
Weighted average remaining contractual life of outstanding share options	5 years 1 month 24 days
Number of Options Outstanding	1,280
Number of Options Exercisable	1,280
Exercise price five [member] | Incentive share compensation plan [member]
IfrsStatementLineItems [Line Items]
Grant Date	Feb. 02, 2021
Expiry Date	Feb. 02, 2031
Exercise Price | $ / shares	$ 330.00
Weighted average remaining contractual life of outstanding share options	5 years 4 months 6 days
Number of Options Outstanding	1,200
Number of Options Exercisable	1,200
Exercise price six [member] | Incentive share compensation plan [member]
IfrsStatementLineItems [Line Items]
Grant Date	Mar. 08, 2021
Expiry Date	Mar. 08, 2026
Exercise Price | $ / shares	$ 347.50
Weighted average remaining contractual life of outstanding share options	5 months 8 days
Number of Options Outstanding	400
Number of Options Exercisable	400
Exercise price seven [member] | Incentive share compensation plan [member]
IfrsStatementLineItems [Line Items]
Grant Date	Apr. 27, 2021
Expiry Date	Apr. 27, 2031
Exercise Price | $ / shares	$ 253.75
Weighted average remaining contractual life of outstanding share options	5 years 6 months 29 days
Number of Options Outstanding	3,640
Number of Options Exercisable	3,640
Exercise price eight [member] | Incentive share compensation plan [member]
IfrsStatementLineItems [Line Items]
Grant Date	Sep. 09, 2021
Expiry Date	Sep. 09, 2026
Exercise Price | $ / shares	$ 121.00
Weighted average remaining contractual life of outstanding share options	11 months 8 days
Number of Options Outstanding	1,034
Number of Options Exercisable	1,034
Exercise price nine [member] | Incentive share compensation plan [member]
IfrsStatementLineItems [Line Items]
Grant Date	Nov. 09, 2023
Expiry Date	Nov. 09, 2033
Exercise Price | $ / shares	$ 15.75
Weighted average remaining contractual life of outstanding share options	8 years 1 month 13 days
Number of Options Outstanding	1,200
Number of Options Exercisable	800